Trade and Other Payables (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Trade Payables	$ 6,046	$ 3,133
Accruals	1,197	545
Other Payables	1,186	1,036
Trade and Other Payables	$ 8,429	$ 4,714